Investment Strategy	Apr. 20, 2026
Principal CLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in collateralized loan obligations ("CLOs"). A CLO security is an asset-backed security issued in different tranches, each with varying degrees of risk and yield, by a trust or other special purpose vehicle. CLOs are typically collateralized by an underlying portfolio of loan obligations, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The underlying loans are selected by a CLO's manager. The Fund will invest primarily in senior tranches of CLO securities, which ordinarily are investment grade-rated, the lowest level of risk and the lowest yields.

The Fund may invest in floating rate securities, including U.S. Treasury and government securities and securitized assets (CMOs, CMBS and ABS). The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains a portfolio duration of less than 1 year.

The Fund also invests in derivatives, including futures, credit default swaps and other types of swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

The Fund's investment process relies on the professional judgment of the team's portfolio managers and analysts to carry out an approach that combines fundamental, technical and valuation considerations to source ideas in both a top-down and bottom-up fashion. The analysts assess interest rate trends, economic conditions, and market outlook when analyzing each potential security, considering its structure features, loan level performance, and cash flow dynamics. Portfolio managers will consider this assessment when selecting securities and constructing the Fund's portfolio.

The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.

Principal Inflation Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-protected securities. Inflation-protected securities are bonds whose principal payments adjust with inflation, as measured by the Consumer Price Index ("CPI"). Inflation-protected securities are comprised of U.S. Treasury Inflation Protected Securities ("TIPS"). TIPS are securities of varying maturities issued by the U.S. Department of the Treasury ("U.S. Treasury") that are designed to protect investors from inflation risk. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The TIPS' principal payments are adjusted monthly based on the CPI. A fixed interest rate is applied to the inflation-adjusted principal so that, as inflation increases, so do the principal value and interest payment of the TIPS. The inflation adjustments can provide investors with a hedge against inflation, helping to preserve the purchasing power of an investment.

The Fund primarily invests in TIPS. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund expects to target an overall duration near zero and to maintain an effective portfolio duration between zero and five years on an absolute basis. The Fund is benchmarked to the Bloomberg US Treasury TIPS 0-5 Years Index ("Index"), but the Fund's duration position is expected to consistently deviate from the duration of the Index.

The Fund invests in derivatives, including futures and swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.

Principal Long Duration ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). STRIPS are created by separating a U.S. Treasury security's interest payments from its principal; the detached interest components are sold individually as zero-interest securities, while the principal component of the U.S. Treasury security is redeemed at par at maturity. U.S. Treasury securities are securities of varying maturities issued or guaranteed by the U.S. Department of the Treasury ("U.S. Treasury") where the payment of principal and interest is backed by the full faith and credit of the U.S. government. The Fund may also invest in U.S. Treasury securities, such as U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds.

The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 10% of the duration of the Bloomberg US STRIPS 20+ Year Index, which as of March 31, 2026, was 24.38 years.

The Fund invests in derivatives, including futures and swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund may also use interest rate futures to manage duration, as well as for tactical interest rate positioning and cash management.

The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.

Principal Securitized Debt ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securitized credit investments. Securitized credit investments are investments that offer exposure to pools of mortgages, loans, receivables or other assets, such as agency and non-agency mortgage-backed securities ("MBS") (including commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities and collateralized mortgage obligations), asset-backed securities ("ABS") (including collateralized loan obligations ("CLOs")) and other similar securities and related instruments. The Fund may also invest in other fixed-income securities, cash and cash equivalents (such as U.S. government securities, which includes U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies and instrumentalities).

The majority of the Fund's investments will be rated investment-grade. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 50% of the duration of a custom index (40% Bloomberg US MBS Index, 30% Bloomberg US ABS Index, and 30% Bloomberg US CMBS Index) (the "Bloomberg US Securitized: MBS/ABS/CMBS Blended Index"), which as of March 31, 2026 was 5.16 years.

The Fund will invest in derivatives, including futures, credit default swaps and other types of swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

The Fund's investment process relies on the professional judgment of the team's portfolio managers and analysts to carry out an approach that combines fundamental, technical and valuation considerations to source ideas in both a top-down and bottom-up fashion. The portfolio managers evaluate the relative value of securitized debt sectors and assess risk and opportunity within distinct securitized asset classes. Portfolio managers will consider this assessment when selecting securities and constructing the Fund's portfolio to ensure each position reflects a deliberate investment to align with client goals.

The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.